Warrants (Details 1)	12 Months Ended
Dec. 31, 2018 $ / shares
Class K Warrants [Member]
Warrant exercise price/share	$ 0.08
Warrant expiration date	June 2025
Class K Warrants [Member]
Warrant exercise price/share	$ 0.11
Warrant expiration date	August 2027
Class L Warrants [Member]
Warrant exercise price/share	$ 0.08
Warrant expiration date	May 2019
Class N Warrants [Member]
Warrant exercise price/share	$ 0.11
Warrant expiration date	June 2019
Class O Warrants [Member]
Warrant exercise price/share	$ 0.11
Warrant expiration date	June 2019
Series A Warrants [Member]
Warrant exercise price/share	$ 0.03
Warrant expiration date	May 2019